Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,003,440
Previously Paid Amount	2,297.03
Total Fee Amount	2,297.03
Total Offset Amount	0
Net Fee	$ 0